UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________to ____________

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________ to ____________

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014.

Date of Report (Date of earliest event reported):

February 4, 2015 (January 1, 2014)

CIT Lending Services Corporation

(Exact name of securitizer as specified in its charter)

025-00988	001474138
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John Erskine, Assistant General Counsel, (973) 740-5000

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

On October 21, 2013, all asset-backed securities issued by CIT Small Business Loan Trust 2008-1 were redeemed in full. From and as of such date, CIT Lending Services Corporation, as securitizer, no longer has any asset-backed securities outstanding held by non-affiliates. As such, pursuant to Rule 15Ga-1(c)(2)(iii), CIT Lending Services Corporation, as securitizer, hereby terminates its duty to file reports under Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CIT LENDING SERVICES CORPORATION
(Securitizer)

By:	/s/ Mark A. Carlson
Name: Mark A. Carlson
Title: Senior Vice President & Treasury Controller

Date: February 4, 2015